Pension and Post-Retirement and Post-Employment Benefits - Change in Projected Benefit Obligation and Change in Plan Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Change in plan assets
Employer contributions	$ 61	$ 75
Pension Benefits [Member]
Change in projected benefit obligation
Projected benefit obligation, beginning of year	7,752	8,258
Current service cost	145	176
Employee contributions	55	52
Interest cost	303	282
Benefit paid	(371)	(362)
Net actuarial loss (gain)	1,089	(654)
Recognition of prior service	0	0
Net transfers	0	0
Projected benefit obligation, end of year	8,973	7,752
Change in plan assets
Fair value of plan assets, beginning of year	7,205	7,277
Actual return on plan assets	922	190
Benefits paid	(371)	(362)
Employer contributions	61	75
Employee contributions	55	52
Administrative expenses	(24)	(27)
Fair value of plan assets, end of year	7,848	7,205
Unfunded status	1,125	547
Post-Retirement and Post-Employment Benefits [Member]
Change in projected benefit obligation
Projected benefit obligation, beginning of year	1,465	1,565
Current service cost	56	50
Employee contributions	0	0
Interest cost	60	54
Benefit paid	(47)	(49)
Net actuarial loss (gain)	243	(158)
Recognition of prior service	0	3
Net transfers	6	0
Projected benefit obligation, end of year	1,783	1,465
Change in plan assets
Fair value of plan assets, beginning of year	0	0
Actual return on plan assets	0	0
Benefits paid	(47)	(49)
Employer contributions	47	49
Employee contributions	0	0
Administrative expenses	0	0
Fair value of plan assets, end of year	0	0
Unfunded status	$ 1,783	$ 1,465